Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Loss and Comprehensive Loss
Revenue (Note 20)	$ 89,562	$ 85,016
Cost of sales (Note 21)	(75,060)	(72,092)
Depletion and amortization (Note 8)	(20,849)	(21,340)
Care and maintenance costs	(3,842)	(4,500)
Corporate general and administrative (Note 22)	(8,606)	(9,380)
Exploration costs	(3,432)	(3,784)
Accretion on decommissioning provision	(587)	(427)
Interest and financing expense	(8,189)	(1,798)
Foreign exchange gain (loss)	404	(3,558)
Gain on disposal of assets	402	0
Impairment to property, plant and equipment (Note 8)	(6,000)	(13,440)
Loss on metals contract liability (Note 9)	(3,396)	(657)
Other gain on derivatives (Note 10)	120	214
Gain on government loan forgiveness (Note 13)	0	4,277
Fair value loss on royalty payable (Note 14)	(760)	0
Loss before income taxes	(40,233)	(41,469)
Income tax recovery (expense) (Note 23)	2,060	(3,718)
Net loss	(38,173)	(45,187)
Attributable to:
Shareholders of the Company	(34,958)	(43,104)
Non-controlling interests (Note 19)	(3,215)	(2,083)
Net loss	(38,173)	(45,187)
Items that will not be reclassified to net loss
Actuarial gain on post-employment benefit obligations	878	4,650
Deferred income taxes	(184)	(977)
Items that may be reclassified subsequently to net loss
Foreign currency translation reserve	(1,472)	2,964
Other comprehensive income	(778)	6,637
Comprehensive loss	(38,951)	(38,550)
Shareholders of the Company	(36,014)	(37,936)
Non-controlling interests (Note 19)	(2,937)	(614)
Comprehensive loss	$ (38,951)	$ (38,550)
Loss per share attributable to shareholders of the Company
Basic (in Dollars per share)	$ (0.16)	$ (0.23)
Weighted average number of common shares outstanding
Basic and diluted (Note 18)	212,701,865	184,416,034